Note 11 Non trading financial assets at fair value through profit or loss mandatorily measured at fair value (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022 [1]
Non trading financial assets at fair value through profit or loss mandatorily measured at fair value [Line Items]
Equity instruments held at fair value through profit or loss, mandatorily measured at fair value, other than those classified as held for trading	€ 9,782	€ 7,963	€ 6,511
Debt instruments held at fair value through profit or loss, mandatorily measured at fair value, other than those classified as held for trading	407	484	129
Loans and advances to customers at fair value through profit or loss, mandatorily measured at fair value, other than those classified as held for trading	358	290	247
Financial assets at fair value through profit or loss, mandatorily measured at fair value	€ 10,546	€ 8,737	€ 6,888

[1]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).